Expense Example - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2040 Fund - Fidelity Freedom 2040 Fund	May 30, 2024 USD ($)
Expense Example:
1 year	$ 75
3 years	233
5 years	406
10 years	$ 906